Significant Accounting Policies (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Segments shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Significant Accounting Policies (Textual)
Inventory write-off	$ 75	$ 92
WACC	15.00%
Long-term growth rate	2.00%
Severance costs	$ 451	240	$ 202
Allowance for doubtful accounts	$ 27	$ 10	$ (85)
Number of operating segments | Segments	2
Anti-dilutive securities | shares	314,125	283,670	404,894
Derivative liability	$ 30	$ 32
Material assumptions used for income approach period	5 years
Income tax likelihood percentage, description	The tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement.
Fair value of goodwill	$ 4,700